CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Millions	3 Months Ended																	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	[1]	Sep. 30, 2017	[1]	Jun. 30, 2017	[1]	Mar. 31, 2017		Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
NET INCOME	$ 82	$ 76		$ 82		$ 81		$ 80	[1]	$ 56		$ 51		$ 74		$ 65		$ 319	[1]	$ 246	[1]	$ 242
OTHER COMPREHENSIVE INCOME
Derivative instruments, net of tax (Note 11)	1							0										0		(2)		(1)
TOTAL COMPREHENSIVE INCOME	$ 83							$ 80										$ 319		$ 244		$ 241

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.